Other administrative expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other administrative expenses
Travel expenses and marketing	kr (9)	kr (3)	kr (3)
IT and information system (fees incl.)	(163)	(167)	(140)
Other fees	(33)	(44)	(38)
Premises	(7)	(11)	(10)
Other	(4)	(6)	(7)
Total other administrative expenses	kr (216)	kr (231)	kr (198)